Condensed Interim Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [Abstract]
Revenue	$ 29,797,282	$ 18,903,711
Cost of revenue	(38,292,249)	(15,616,500)
Gross (loss)/ profit	(8,494,967)	3,287,211
Selling and marketing expenses	(9,075,071)	(4,637,110)
General and administrative expenses	(8,819,171)	(9,211,224)
Consultancy and professional fees	(764,342)	(738,882)
Government grants	871,385	1,431,490
Operating loss	(26,282,166)	(9,868,515)
Finance costs	(66,111)	(84,042)
Finance income	188,881	5,234
Other income	297,173	840,100
Impairment of goodwill	(600,000)
Share of loss of a joint venture	(362,978)	(126,844)
Fair value change of warrant liabilities	221,413	(208,383)
Foreign exchange loss, net	(599,773)	(2,409,540)
Loss before tax	(27,203,561)	(11,851,990)
Income tax expense	(451,051)	(295,018)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(27,654,612)	(12,147,008)
Attributable to:
Equity holders of the Parent	(27,666,386)	(11,954,113)
Non-controlling interests	11,774	(192,895)
Attributable to Total	$ (27,654,612)	$ (12,147,008)
Basic loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (0.57)	$ (0.46)
Diluted loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (0.57)	$ (0.46)